UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011


Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Crosswind Investments, LLC
Address: Two International Place, 27th Floor
         Boston, MA 02110

Form 13F File Number: 28-____________ Note: This Form 13 file number is not assigned until after the SEC recieves the first Form 13F filing.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barbara Gaskin
Title:   Chief Operating Officer
Phone:   617-861-8013


Signature, Place, and Date of Signing:

/s/ Barbara Gaskin                      Boston MA                      7/29/2011
------------------                    -------------                    ---------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $136,775
                                        --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Crosswind Investments 06/30/2011

                                   Title                 Value    Shares/  Sh/  Put/  Invstmt   Other       Voting Authority
Name of Issuer                     of class   CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared    None
------------------------------     --------  ---------  --------  -------  ---  ----  -------  --------  ------   ------   -------

AMERESCO INC                       COM       02361E108    1,033.48    72883  Sh         Sole            67,829              5054
AMERICAN AXLE & MANUFACTURING      COM       024061103      932.07    81904  Sh         Sole            76,103              5801
ARCH COAL INC                      COM       039380100       35.48     1331  Sh         Sole             1,331
ARUBA NETWORKS INC                 COM       043176106    1,813.45    61369  Sh         Sole            57,140              4229
BLACKBOARD INC                     COM       091935502    3,376.87    77826  Sh         Sole            72,460              5366
BRIGHAM EXPLORATION CO             COM       109178103      951.18    31780  Sh         Sole            29,571              2209
CAVIUM INC                         COM       14964U108      882.78    20252  Sh         Sole            18,843              1409
CLOUD PEAK ENERGY INC              COM       18911Q102    5,793.24   271983  Sh         Sole           253,221             18762
COGENT COMMUNICATIONS GROUP IN     COM       19239V302      834.20    49042  Sh         Sole            45,705              3337
CONVIO INC                         COM       21257W105    1,571.43   145368  Sh         Sole           135,372              9996
CYBERONICS INC                     COM       23251P102    3,133.87   112124  Sh         Sole           104,377              7747
DANA HOLDING CORP                  COM       235825205    1,040.12    56837  Sh         Sole            52,921              3916
DENDREON CORP                      COM       24823Q107        7.73      196  Sh         Sole               196
DIGITALGLOBE INC                   COM       25389M877    2,600.03   102323  Sh         Sole            95,284              7039
DOLLAR FINANCIAL CORP              COM       256664103    1,961.92    90620  Sh         Sole            84,340              6280
GAMCO INVESTORS INC                COM       361438104    1,082.77    23391  Sh         Sole            21,765              1626
GENERAL COMMUNICATION INC          COM       369385109    1,480.82   122686  Sh         Sole           114,105              8581
GENESCO INC                        COM       371532102    1,040.38    19969  Sh         Sole            18,565              1404
G-III APPAREL GROUP LTD            COM       36237H101      873.93    25346  Sh         Sole            23,551              1795
GRAFTECH INTERNATIONAL LTD         COM       384313102    2,143.15   105730  Sh         Sole            98,412              7318
HEALTHSOUTH CORP                   COM       421924309    1,328.09    50594  Sh         Sole            47,109              3485
HEALTHSPRING INC                   COM       42224N101    2,704.31    58649  Sh         Sole            54,554              4095
HEARTWARE INTERNATIONAL INC        COM       422368100    1,033.12    13946  Sh         Sole            12,976               970
HEXCEL CORP                        COM       428291108    2,281.05   104205  Sh         Sole            97,057              7148
HSN INC                            COM       404303109      947.90    28794  Sh         Sole            26,789              2005
ICON PLC                           COM       45103T107    3,012.99   127886  Sh         Sole           119,589              8297
INCYTE CORP LTD                    COM       45337C102      679.40    35871  Sh         Sole            33,368              2503
JAMES RIVER COAL CO                COM       470355207    3,162.81   151912  Sh         Sole           141,385             10527
JARDEN CORP                        COM       471109108    7,274.67   210799  Sh         Sole           196,307             14492
KELLY SERVICES INC                 COM       488152208    2,723.03   165032  Sh         Sole           153,876             11156
KENEXA CORP                        COM       488879107    2,457.81   102494  Sh         Sole            95,415              7079
KNOLOGY INC                        COM       499183804    6,500.75   437761  Sh         Sole           407,662             30099
KODIAK OIL & GAS CORP              COM       50015Q100    1,386.01   240209  Sh         Sole           223,536             16673
LIFE TIME FITNESS INC              COM       53217R207    3,162.99    79253  Sh         Sole            73,768              5485
LIQUIDITY SERVICES INC             COM       53635B107    1,875.27    79427  Sh         Sole            73,962              5465
LOGMEIN INC                        COM       54142L109      636.83    16511  Sh         Sole            15,367              1144
MAGNUM HUNTER RESOURCES CORP       COM       55973B102    2,430.19   359496  Sh         Sole           334,630             24866
MARVELL TECHNOLOGY GROUP LTD       COM       G5876H105       10.22      692  Sh         Sole               692
MEDCO HEALTH SOLUTIONS INC         COM       58405U102       22.89      405  Sh         Sole               405
MERITOR INC                        COM       59001K100    1,151.45    71786  Sh         Sole            66,818              4968
MONSTER WORLDWIDE INC              COM       611742107    4,244.30   289516  Sh         Sole           269,543             19973
NAVISTAR INTERNATIONAL CORP        COM       63934E108    1,267.81    22455  Sh         Sole            20,913              1542
NETGEAR INC                        COM       64111Q104    1,680.16    38430  Sh         Sole            35,784              2646
NETSPEND HOLDINGS INC              COM       64118V106    1,969.48   196948  Sh         Sole           182,119             14829
NII HOLDINGS INC                   COM       62913F201    5,039.79   118919  Sh         Sole           110,762              8157
NORFOLK SOUTHERN CORP              COM       655844108       32.67      436  Sh         Sole               436
NORTHERN OIL AND GAS INC           COM       665531109    1,911.39    86293  Sh         Sole            80,519              5774
OFFICE DEPOT INC                   COM       676220106    3,236.35   766907  Sh         Sole           714,060             52847
OFFICEMAX INC                      COM       67622P101    1,273.19   162190  Sh         Sole           150,923             11267
OMNIVISION TECHNOLOGIES INC        COM       682128103      742.22    21322  Sh         Sole            19,900              1422
PARAMETRIC TECHNOLOGY CORP         COM       699173209    1,095.00    47754  Sh         Sole            44,466              3288
PEP BOYS-MANNY MOE & JACK          COM       713278109    2,247.31   205609  Sh         Sole           191,507             14102
PHARMASSET INC                     COM       71715N106      929.91     8288  Sh         Sole             7,720               568
QUINSTREET INC                     COM       74874Q100    1,288.86    99296  Sh         Sole            92,503              6793
RADIANT SYSTEMS INC                COM       75025N102    5,232.59   250363  Sh         Sole           233,249             17114
RAILAMERICA INC                    COM       750753402    1,504.05   100270  Sh         Sole            93,248              7022
RIVERBED TECHNOLOGY INC            COM       768573107    1,679.57    42424  Sh         Sole            39,505              2919
SIRONA DENTAL SYSTEMS INC          COM       82966C103    1,815.01    34181  Sh         Sole            31,829              2352
SOLUTIA INC                        COM       834376501    2,932.66   128344  Sh         Sole           119,672              8672
SYNTEL INC                         COM       87162H103    2,405.12    40682  Sh         Sole            37,856              2826
TENET HEALTHCARE CORP              COM       88033G100    6,630.86  1062638  Sh         Sole           988,760             73878
TENNECO INC                        COM       880349105    1,376.53    31235  Sh         Sole            29,044              2191
TETRA TECHNOLOGIES INC             COM       88162F105      812.19    63801  Sh         Sole            59,365              4436
TIBCO SOFTWARE INC                 COM       88632Q103       13.06      450  Sh         Sole               450
TRIUMPH GROUP INC                  COM       896818101    1,088.01    10926  Sh         Sole            10,168               758
UNITED THERAPEUTICS CORP           COM       91307C102      919.34    16685  Sh         Sole            15,537              1148
US AUTO PARTS NETWORK INC          COM       90343C100      625.97    81719  Sh         Sole            78,000              3719
VANGUARD HEALTH SYSTEMS INC        COM       922036207      858.50    50000  Sh         Sole            46,522              3478
VERIFONE SYSTEMS INC               COM       92342Y109      789.03    17791  Sh         Sole            16,555              1236
VISTAPRINT NV                      COM       N93540107    2,261.92    47271  Sh         Sole            43,740              3531
VOYAGER OIL & GAS INC              COM       92911K100      592.78   200265  Sh         Sole           186,324             13941
WARNACO GROUP INC/THE              COM       934390402      896.24    17153  Sh         Sole            15,973              1180
WHITING PETROLEUM CORP             COM       966387102       12.52      220  Sh         Sole               220